UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road, Downers Grove, IL		60515
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 3500 Lacey Road Downers Grove, IL 60515
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.         Schedule of Investments.

The schedules of investments for the nine-month period ended July 31, 2013 is set forth below.

Schedule of Investments*

PowerShares Active U.S. Real Estate Fund (PSR)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 3.0%
10,245	Liberty Property Trust	$391,461
7,091	Vornado Realty Trust	601,388
		992,849
	Industrial - 5.0%
42,731	Prologis, Inc.	1,639,161

	Office - 11.4%
6,030	Alexandria Real Estate Equities, Inc.	413,055
8,954	Boston Properties, Inc.	957,630
6,931	Corporate Office Properties Trust	176,602
11,080	Digital Realty Trust, Inc.	612,613
5,534	DuPont Fabros Technology, Inc.	126,784
4,699	Government Properties Income Trust	118,744
6,902	Highwoods Properties, Inc.	250,405
3,632	Hudson Pacific Properties, Inc.	78,814
7,593	Mack-Cali Realty Corp.	182,688
14,476	Piedmont Office Realty Trust, Inc., Class A	261,871
6,254	SL Green Realty Corp.	566,925
		3,746,131
	Residential - 15.5%
13,678	AvalonBay Communities, Inc.	1,851,181
7,347	Camden Property Trust	518,257
34,877	Equity Residential	1,953,112
2,639	Mid-America Apartment Communities, Inc.	178,264
4,671	Post Properties, Inc.	217,295
15,074	UDR, Inc.	377,453
		5,095,562
	Retail - 26.1%
36,472	DDR Corp.	622,942
3,640	Equity One, Inc.	84,230
5,561	Federal Realty Investment Trust	585,740
47,085	General Growth Properties, Inc.	976,543
12,298	Glimcher Realty Trust	138,230
7,338	Inland Real Estate Corp.	75,508
15,790	Kimco Realty Corp.	356,064
11,680	Macerich Co. (The)	724,744
9,863	National Retail Properties, Inc.	345,106
16,828	Realty Income Corp.	730,503
18,948	Retail Opportunity Investments Corp.	259,588
21,215	Simon Property Group, Inc.	3,395,673
8,142	Tanger Factory Outlet Centers, Inc.	264,045
		8,558,916
	Specialized - 39.0%
28,749	American Tower Corp.	2,035,142
4,181	Chesapeake Lodging Trust	95,787
16,853	DiamondRock Hospitality Co.	163,474
14,222	HCP, Inc.	623,919
24,422	Health Care REIT, Inc.	1,574,975
7,778	Healthcare Realty Trust, Inc.	199,972
14,325	Hersha Hospitality Trust	84,088
11,974	Hospitality Properties Trust	341,139
64,203	Host Hotels & Resorts, Inc.	1,146,666
8,230	LaSalle Hotel Properties	221,716
11,235	Plum Creek Timber Co., Inc.	548,043
12,309	Public Storage	1,959,839
3,311	Rayonier, Inc.	193,495
16,494	Senior Housing Properties Trust	414,824
14,120	Sunstone Hotel Investors, Inc.(a)	182,713
22,983	Ventas, Inc.	1,510,902
52,902	Weyerhaeuser Co.	1,502,417
		12,799,111
	Total Investments (Cost $32,749,616)(b)-100.0%	32,831,730
	Other assets less liabilities-0.0%	13,382
	Net Assets-100.0%	$32,845,112

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $32,819,633. The net unrealized appreciation was $12,097 which consisted of aggregate gross unrealized appreciation of $722,877 and aggregate gross unrealized depreciation of $710,780.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 86.9%
	Consumer Discretionary - 10.6%
304	Abercrombie & Fitch Co., Class A	$15,161
1,264	Amazon.com, Inc.(a)	380,742
136	AutoNation, Inc.(a)	6,514
135	AutoZone, Inc.(a)	60,558
777	Bed Bath & Beyond, Inc.(a)	59,417
945	Best Buy Co., Inc.	28,435
407	BorgWarner, Inc.(a)	38,840
719	Cablevision Systems Corp., Class A	13,438
809	CarMax, Inc.(a)	39,673
1,538	Carnival Corp.	56,952
1,987	CBS Corp., Class B	104,993
125	Chipotle Mexican Grill, Inc.(a)	51,534
1,031	Coach, Inc.	54,777
9,265	Comcast Corp., Class A	417,666
1,124	D.R. Horton, Inc.	22,592
489	Darden Restaurants, Inc.	23,985
1,039	Delphi Automotive PLC (United Kingdom)	55,815
2,016	DIRECTV(a)	127,552
868	Discovery Communications, Inc., Class A(a)	69,197
1,070	Dollar General Corp.(a)	58,497
800	Dollar Tree, Inc.(a)	42,920
324	Expedia, Inc.	15,270
354	Family Dollar Stores, Inc.	24,341
13,899	Ford Motor Co.	234,615
189	Fossil Group, Inc.(a)	20,771
401	GameStop Corp., Class A	19,673
821	Gannett Co., Inc.	21,149
1,029	Gap, Inc. (The)	47,231
370	Garmin Ltd.	14,830
2,787	General Motors Co.(a)	99,970
576	Genuine Parts Co.	47,226
890	Goodyear Tire & Rubber Co. (The)(a)	16,465
989	H&R Block, Inc.	31,084
801	Harley-Davidson, Inc.	45,473
234	Harman International Industries, Inc.	14,164
407	Hasbro, Inc.	18,722
5,188	Home Depot, Inc. (The)	410,008
955	International Game Technology	17,639
1,523	Interpublic Group of Cos., Inc. (The)	25,053
532	J.C. Penney Co., Inc.(a)	7,767
2,553	Johnson Controls, Inc.	102,656
759	Kohl’s Corp.	40,212
888	L Brands, Inc.	49,524
535	Leggett & Platt, Inc.	16,804
625	Lennar Corp., Class A	21,169
3,826	Lowe’s Cos., Inc.	170,563
1,388	Macy’s, Inc.	67,096
859	Marriott International, Inc., Class A	35,709
1,213	Mattel, Inc.	50,982
3,549	McDonald’s Corp.	348,086
217	Netflix, Inc.(a)	52,996
1,046	Newell Rubbermaid, Inc.	28,263
3,387	News Corp., Class A(a)	53,955
2,558	NIKE, Inc., Class B	160,949
532	Nordstrom, Inc.	32,580
913	Omnicom Group, Inc.	58,679
400	O’Reilly Automotive, Inc.(a)	50,104
368	PetSmart, Inc.	26,945
184	priceline.com, Inc.(a)	161,123
1,352	PulteGroup, Inc. (a)	22,484
282	PVH Corp.	37,165
225	Ralph Lauren Corp.	40,964
773	Ross Stores, Inc.	52,154
311	Scripps Networks Interactive, Inc., Class A	22,010
2,469	Staples, Inc.	42,022
2,663	Starbucks Corp.	189,712
720	Starwood Hotels & Resorts Worldwide, Inc.	47,628
2,303	Target Corp.	164,089
449	Tiffany & Co.	35,700
980	Time Warner Cable, Inc.	111,789
3,321	Time Warner, Inc.	206,765
2,552	TJX Cos., Inc. (The)	132,806
409	TripAdvisor, Inc.(a)	30,683
6,750	Twenty-First Century Fox, Inc.	201,690
403	Urban Outfitters, Inc.(a)	17,152
311	VF Corp.	61,267
1,574	Viacom, Inc., Class B	114,540
6,479	Walt Disney Co. (The)	418,867
7	Washington Post Co. (The), Class B	3,762
317	Whirlpool Corp.	42,459
496	Wyndham Worldwide Corp.	30,901
309	Wynn Resorts Ltd.	41,137
1,656	Yum! Brands, Inc.	120,756
		6,577,606
	Consumer Staples - 9.1%
7,195	Altria Group, Inc.	252,257
2,302	Archer-Daniels-Midland Co.	83,954
1,701	Avon Products, Inc.	38,885
585	Beam, Inc.	38,019
547	Brown-Forman Corp., Class B	39,663
637	Campbell Soup Co.	29,812
490	Clorox Co. (The)	42,111
13,730	Coca-Cola Co. (The)	550,298
939	Coca-Cola Enterprises, Inc.	35,250
3,235	Colgate-Palmolive Co.	193,679
1,452	ConAgra Foods, Inc.	52,577
547	Constellation Brands, Inc., Class A(a)	28,493
1,564	Costco Wholesale Corp.	183,441
4,500	CVS Caremark Corp.	276,705
754	Dr Pepper Snapple Group, Inc.	35,242
904	Estee Lauder Cos., Inc. (The), Class A	59,348
2,350	General Mills, Inc.	122,200
538	Hershey Co. (The)	51,040
503	Hormel Foods Corp.	21,302
397	J.M. Smucker Co. (The)	44,670
903	Kellogg Co.	59,815
1,397	Kimberly-Clark Corp.	138,024
2,148	Kraft Foods Group, Inc.	121,534
1,883	Kroger Co. (The)	73,945
1,361	Lorillard, Inc.	57,883
485	McCormick & Co., Inc.	34,731
758	Mead Johnson Nutrition Co.	55,213
578	Molson Coors Brewing Co., Class B	28,935
6,581	Mondelez International, Inc., Class A	205,788
528	Monster Beverage Corp.(a)	32,203
5,569	PepsiCo, Inc.	465,234
6,083	Philip Morris International, Inc.	542,482
9,775	Procter & Gamble Co. (The)	784,932
1,134	Reynolds American, Inc.	56,054
867	Safeway, Inc.	22,360
2,126	Sysco Corp.	73,368
1,030	Tyson Foods, Inc., Class A	28,449
3,417	Walgreen Co.	171,704
5,792	Wal-Mart Stores, Inc.	451,428
1,222	Whole Foods Market, Inc.	67,919
		5,650,947
	Energy - 9.2%
1,801	Anadarko Petroleum Corp.	159,425
1,434	Apache Corp.	115,079
1,582	Baker Hughes, Inc.	75,034
757	Cabot Oil & Gas Corp.	57,396
906	Cameron International Corp.(a)	53,726
1,879	Chesapeake Energy Corp.	43,781

6,941	Chevron Corp.	$873,803
4,453	ConocoPhillips	288,822
942	CONSOL Energy, Inc.	29,230
1,388	Denbury Resources, Inc.(a)	24,290
1,398	Devon Energy Corp.	76,904
257	Diamond Offshore Drilling, Inc.	17,332
845	Ensco PLC, Class A	48,452
982	EOG Resources, Inc.	142,871
538	EQT Corp.	46,537
15,853	Exxon Mobil Corp.	1,486,219
862	FMC Technologies, Inc.(a)	45,945
3,433	Halliburton Co.	155,137
394	Helmerich & Payne, Inc.	24,901
1,074	Hess Corp.	79,970
2,287	Kinder Morgan, Inc.	86,357
2,515	Marathon Oil Corp.	91,445
1,292	Marathon Petroleum Corp.	94,742
670	Murphy Oil Corp.	45,372
1,113	Nabors Industries Ltd.	17,129
1,566	National Oilwell Varco, Inc.	109,886
453	Newfield Exploration Co.(a)	11,144
900	Noble Corp.	34,380
1,251	Noble Energy, Inc.	78,175
2,925	Occidental Petroleum Corp.	260,471
1,083	Peabody Energy Corp.	17,935
2,390	Phillips 66	146,985
496	Pioneer Natural Resources Co.	76,761
672	QEP Resources, Inc.	20,489
573	Range Resources Corp.	45,324
443	Rowan Cos. PLC, Class A(a)	15,217
4,781	Schlumberger Ltd.	388,839
1,293	Southwestern Energy Co.(a)	50,155
2,394	Spectra Energy Corp.	86,160
528	Tesoro Corp.	30,017
2,104	Valero Energy Corp.	75,260
2,513	Williams Cos., Inc. (The)	85,869
720	WPX Energy, Inc.(a)	13,831
		5,726,797
	Financials - 14.5%
1,216	ACE Ltd.	111,118
1,652	Aflac, Inc.	101,895
1,631	Allstate Corp. (The)	83,148
3,339	American Express Co.	246,318
5,308	American International Group, Inc.(a)	241,567
1,452	American Tower Corp. REIT	102,787
724	Ameriprise Financial, Inc.	64,436
1,114	Aon PLC	75,195
498	Apartment Investment & Management Co., Class A REIT	14,631
273	Assurant, Inc.	14,786
418	AvalonBay Communities, Inc. REIT	56,572
39,061	Bank of America Corp.	570,291
4,222	Bank of New York Mellon Corp. (The)	132,782
2,422	BB&T Corp.	86,441
6,580	Berkshire Hathaway, Inc., Class B(a)	762,425
460	BlackRock, Inc.	129,702
573	Boston Properties, Inc. REIT	61,282
2,038	Capital One Financial Corp.	140,663
1,074	CBRE Group, Inc., Class A(a)	24,885
3,788	Charles Schwab Corp. (The)	83,677
952	Chubb Corp. (The)	82,348
538	Cincinnati Financial Corp.	26,362
11,026	Citigroup, Inc.	574,896
1,088	CME Group, Inc.	80,490
627	Comerica, Inc.	26,673
1,749	Discover Financial Services	86,593
958	E*TRADE Financial Corp.(a)	14,274
1,093	Equity Residential REIT	61,208
3,118	Fifth Third Bancorp	59,959
1,583	Franklin Resources, Inc.	77,377
1,722	Genworth Financial, Inc., Class A(a)	22,369
1,625	Goldman Sachs Group, Inc. (The)	266,549
1,563	Hartford Financial Services Group, Inc. (The)	48,234
1,626	HCP, Inc. REIT	71,333
1,028	Health Care REIT, Inc.	66,296
2,707	Host Hotels & Resorts, Inc. REIT	48,347
1,542	Hudson City Bancorp, Inc.	14,742
2,868	Huntington Bancshares, Inc.	24,521
263	IntercontinentalExchange, Inc.(a)	47,984
1,670	Invesco Ltd.(b)	53,757
13,593	JPMorgan Chase & Co.	757,538
3,096	KeyCorp	38,050
1,488	Kimco Realty Corp. REIT	33,554
414	Legg Mason, Inc.	14,237
1,122	Leucadia National Corp.	30,103
913	Lincoln National Corp.	38,045
1,112	Loews Corp.	50,652
404	M&T Bank Corp.	47,211
499	Macerich Co. (The) REIT	30,963
1,970	Marsh & McLennan Cos., Inc.	82,484
1,001	McGraw Hill Financial Inc.	61,922
3,816	MetLife, Inc.	184,771
712	Moody’s Corp.	48,252
5,096	Morgan Stanley	138,662
414	NASDAQ OMX Group, Inc. (The)	13,414
769	Northern Trust Corp.	45,017
859	NYSE Euronext	36,215
1,125	People’s United Financial, Inc.	16,875
587	Plum Creek Timber Co., Inc. REIT	28,634
1,810	PNC Financial Services Group, Inc.	137,650
998	Principal Financial Group, Inc.	43,273
1,945	Progressive Corp. (The)	50,589
1,800	Prologis, Inc. REIT	69,048
1,656	Prudential Financial, Inc.	130,774
506	Public Storage REIT	80,565
4,677	Regions Financial Corp.	46,817
1,165	Simon Property Group, Inc. REIT	186,470
1,579	SLM Corp.	39,017
1,660	State Street Corp.	115,652
1,893	SunTrust Banks, Inc.	65,857
937	T. Rowe Price Group, Inc.	70,500
321	Torchmark Corp.	22,817
1,391	Travelers Cos., Inc. (The)	116,218
6,433	U.S. Bancorp	240,080
900	Unum Group	28,476
1,075	Ventas, Inc. REIT	70,671
618	Vornado Realty Trust REIT	52,413
17,108	Wells Fargo & Co.	744,198
1,980	Weyerhaeuser Co. REIT	56,232
1,044	XL Group PLC (Ireland)	32,729
598	Zions Bancorp.	17,725
		8,973,283
	Health Care - 11.2%
5,765	Abbott Laboratories	211,172
5,637	AbbVie, Inc.	256,371
450	Actavis, Inc.(a)	60,421
1,303	Aetna, Inc.	83,614
1,261	Agilent Technologies, Inc.	56,405
678	Alexion Pharmaceuticals, Inc.(a)	78,804
1,249	Allergan, Inc.	113,809
820	AmerisourceBergen Corp.	47,781
2,667	Amgen, Inc.	288,809
1,944	Baxter International, Inc.	141,990
708	Becton, Dickinson and Co.	73,434
804	Biogen Idec, Inc.(a)	175,377
4,994	Boston Scientific Corp.(a)	54,534
5,844	Bristol-Myers Squibb Co.	252,695
266	C.R. Bard, Inc.	30,484
1,222	Cardinal Health, Inc.	61,210
804	CareFusion Corp.(a)	31,010
1,481	Celgene Corp.(a)	217,500
1,074	Cerner Corp.(a)	52,626
951	Cigna Corp.	74,016
1,757	Covidien PLC	108,284

316	DaVita HealthCare Partners, Inc.(a)	$36,786
506	DENTSPLY International, Inc.	21,697
416	Edwards Lifesciences Corp.(a)	29,694
3,695	Eli Lilly & Co.	196,241
2,930	Express Scripts Holding Co.(a)	192,061
846	Forest Laboratories, Inc.(a)	36,852
5,406	Gilead Sciences, Inc.(a)	332,199
591	Hospira, Inc.(a)	24,054
542	Humana, Inc.	49,463
136	Intuitive Surgical, Inc.(a)	52,768
9,859	Johnson & Johnson	921,816
324	Laboratory Corp. of America Holdings(a)	31,344
619	Life Technologies Corp.(a)	46,177
803	McKesson Corp.	98,496
3,700	Medtronic, Inc.	204,388
10,897	Merck & Co., Inc.	524,908
1,389	Mylan, Inc.(a)	46,615
312	Patterson Cos., Inc.	12,758
408	PerkinElmer, Inc.	13,909
315	Perrigo Co.	39,183
24,221	Pfizer, Inc.	707,980
578	Quest Diagnostics, Inc.	33,703
269	Regeneron Pharmaceuticals, Inc.(a)	72,646
1,001	St. Jude Medical, Inc.	52,442
1,071	Stryker Corp.	75,463
359	Tenet Healthcare Corp.(a)	16,029
1,273	Thermo Fisher Scientific, Inc.	115,983
3,543	UnitedHealth Group, Inc.	258,108
404	Varian Medical Systems, Inc.(a)	29,290
311	Waters Corp.(a)	31,392
1,034	WellPoint, Inc.	88,469
632	Zimmer Holdings, Inc.	52,759
1,632	Zoetis, Inc.	48,650
		6,964,669
	Industrials - 8.9%
2,290	3M Co.	268,915
765	ADT Corp. (The)(a)	30,661
2,430	Boeing Co. (The)	255,393
583	C.H. Robinson Worldwide, Inc.	34,758
2,350	Caterpillar, Inc.	194,839
367	Cintas Corp.	17,436
3,834	CSX Corp.	95,122
671	Cummins, Inc.	81,318
2,068	Danaher Corp.	139,259
1,403	Deere & Co.	116,547
626	Dover Corp.	53,611
137	Dun & Bradstreet Corp. (The)	14,197
1,668	Eaton Corp. PLC	115,009
2,608	Emerson Electric Co.	160,053
444	Equifax, Inc.	28,074
763	Expeditors International of Washington, Inc.	30,764
977	Fastenal Co.	47,883
1,038	FedEx Corp.	110,028
506	Flowserve Corp.	28,680
591	Fluor Corp.	36,973
1,175	General Dynamics Corp.	100,275
36,994	General Electric Co.	901,544
2,782	Honeywell International, Inc.	230,850
1,491	Illinois Tool Works, Inc.	107,412
1,000	Ingersoll-Rand PLC	61,050
639	Iron Mountain, Inc.	17,764
462	Jacobs Engineering Group, Inc.(a)	27,350
398	Joy Global, Inc.	19,701
402	Kansas City Southern	43,316
322	L-3 Communications Holdings, Inc.	29,994
951	Lockheed Martin Corp.	114,234
1,348	Masco Corp.	27,661
708	Nielsen Holdings NV (Luxembourg)	23,661
1,170	Norfolk Southern Corp.	85,597
850	Northrop Grumman Corp.	78,251
1,265	PACCAR, Inc.	71,182
405	Pall Corp.	28,334
541	Parker Hannifin Corp.	55,874
729	Pentair Ltd.	44,527
684	Pitney Bowes, Inc.	11,293
502	Precision Castparts Corp.	111,303
758	Quanta Services, Inc.(a)	20,322
1,172	Raytheon Co.	84,196
1,069	Republic Services, Inc.	36,250
506	Robert Half International, Inc.	18,843
503	Rockwell Automation, Inc.	48,716
494	Rockwell Collins, Inc.	35,158
355	Roper Industries, Inc.	44,716
181	Ryder System, Inc.	11,193
220	Snap-On, Inc.	20,867
2,710	Southwest Airlines Co.	37,479
588	Stanley Black & Decker, Inc.	49,757
307	Stericycle, Inc.(a)	35,594
1,024	Textron, Inc.	28,037
1,676	Tyco International Ltd.	58,342
1,659	Union Pacific Corp.	263,101
2,516	United Parcel Service, Inc., Class B	218,389
3,064	United Technologies Corp.	323,466
216	W.W. Grainger, Inc.	56,622
1,569	Waste Management, Inc.	65,945
676	Xylem, Inc.	16,853
		5,524,539
	Information Technology - 15.4%
2,353	Accenture PLC, Class A	173,675
1,698	Adobe Systems, Inc.(a)	80,281
2,147	Advanced Micro Devices, Inc.(a)	8,094
633	Akamai Technologies, Inc.(a)	29,878
1,129	Altera Corp.	40,147
575	Amphenol Corp., Class A	45,172
1,119	Analog Devices, Inc.	55,234
3,479	Apple, Inc.	1,574,248
4,495	Applied Materials, Inc.	73,313
811	Autodesk, Inc.(a)	28,701
1,708	Automatic Data Processing, Inc.	123,130
462	BMC Software, Inc.(a)	21,238
1,889	Broadcom Corp., Class A	52,080
1,176	CA, Inc.	34,974
19,048	Cisco Systems, Inc.	486,676
676	Citrix Systems, Inc.(a)	48,686
1,078	Cognizant Technology Solutions Corp., Class A(a)	78,036
539	Computer Sciences Corp.	25,689
5,502	Corning, Inc.	83,575
5,221	Dell, Inc.	66,150
4,148	eBay, Inc.(a)	214,410
1,083	Electronic Arts, Inc.(a)	28,288
7,793	EMC Corp.	203,787
304	F5 Networks, Inc.(a)	26,679
988	Fidelity National Information Services, Inc.	42,642
235	First Solar, Inc.(a)	11,571
40	Fiserv, Inc.(a)	3,850
463	FLIR Systems, Inc.	15,034
945	Google, Inc., Class A(a)	838,782
398	Harris Corp.	22,714
7,011	Hewlett-Packard Co.	180,043
18,311	Intel Corp.	426,646
3,832	International Business Machines Corp.	747,393
946	Intuit, Inc.	60,468
633	Jabil Circuit, Inc.	14,553
845	JDS Uniphase Corp.(a)	12,396
1,802	Juniper Networks, Inc.(a)	39,049
589	KLA-Tencor Corp.	34,533
596	Lam Research Corp.(a)	29,335
823	Linear Technology Corp.	33,381
2,068	LSI Corp.(a)	16,089
367	MasterCard, Inc., Class A	224,094
713	Microchip Technology, Inc.	28,335
3,375	Micron Technology, Inc.(a)	44,719
27,046	Microsoft Corp.	860,874
500	Molex, Inc.	14,915
952	Motorola Solutions, Inc.	52,198

1,302	NetApp, Inc.	$53,538
2,115	NVIDIA Corp.	30,519
14,669	Oracle Corp.	474,542
1,182	Paychex, Inc.	46,618
6,251	QUALCOMM, Inc.	403,502
635	Red Hat, Inc.(a)	32,874
1,024	SAIC, Inc.	15,657
1,925	Salesforce.com, Inc.(a)	84,219
866	SanDisk Corp.(a)	47,734
1,123	Seagate Technology PLC	45,942
2,465	Symantec Corp.	65,766
1,488	TE Connectivity Ltd. (Switzerland)	75,948
630	Teradata Corp.(a)	37,246
682	Teradyne, Inc.(a)	11,246
4,041	Texas Instruments, Inc.	158,407
548	Total System Services, Inc.	15,021
542	Verisign, Inc.(a)	25,929
1,787	Visa, Inc., Class A	316,317
775	Western Digital Corp.	49,895
1,979	Western Union Co. (The)	35,543
4,352	Xerox Corp.	42,214
939	Xilinx, Inc.	43,842
3,474	Yahoo!, Inc.(a)	97,585
		9,565,859
	Materials - 3.0%
769	Air Products & Chemicals, Inc.	83,544
231	Airgas, Inc.	23,842
3,917	Alcoa, Inc.	31,140
396	Allegheny Technologies, Inc.	10,918
359	Avery Dennison Corp.	16,058
541	Ball Corp.	24,231
369	Bemis Co., Inc.	15,199
224	CF Industries Holdings, Inc.	43,906
587	Cliffs Natural Resources, Inc.	11,452
4,532	Dow Chemical Co. (The)	158,801
3,282	E.I. du Pont de Nemours & Co.	189,339
546	Eastman Chemical Co.	43,915
950	Ecolab, Inc.	87,533
496	FMC Corp.	32,815
3,994	Freeport-McMoRan Copper & Gold, Inc.	112,950
306	International Flavors & Fragrances, Inc.	24,688
1,661	International Paper Co.	80,243
1,356	LyondellBasell Industries NV, Class A	93,171
639	MeadWestvaco Corp.	23,611
1,990	Monsanto Co.	196,572
1,046	Mosaic Co. (The)	42,980
2,120	Newmont Mining Corp.	63,600
1,137	Nucor Corp.	53,189
584	Owens-Illinois, Inc.(a)	17,374
533	PPG Industries, Inc.	85,515
1,081	Praxair, Inc.	129,904
712	Sealed Air Corp.	19,395
315	Sherwin-Williams Co. (The)	54,864
439	Sigma-Aldrich Corp.	36,683
497	United States Steel Corp.	8,623
497	Vulcan Materials Co.	23,448
		1,839,503
	Telecommunication Services - 2.2%
19,170	AT&T, Inc.	676,126
2,205	CenturyLink, Inc.	79,049
1,025	Crown Castle International Corp.(a)	72,006
3,636	Frontier Communications Corp.	15,853
10,092	Verizon Communications, Inc.	499,352
2,202	Windstream Corp.	18,387
		1,360,773
	Utilities - 2.8%
2,254	AES Corp. (The)	28,040
418	AGL Resources, Inc.	19,140
859	Ameren Corp.	30,761
1,761	American Electric Power Co., Inc.	81,622
1,528	CenterPoint Energy, Inc.	37,925
943	CMS Energy Corp.	26,395
1,044	Consolidated Edison, Inc.	62,536
2,068	Dominion Resources, Inc.	122,653
624	DTE Energy Co.	44,117
2,515	Duke Energy Corp.	178,565
1,160	Edison International	57,826
623	Entergy Corp.	42,053
3,009	Exelon Corp.	92,045
1,530	FirstEnergy Corp.	58,247
278	Integrys Energy Group, Inc.	17,458
1,519	NextEra Energy, Inc.	131,561
1,133	NiSource, Inc.	34,806
1,128	Northeast Utilities	50,094
1,159	NRG Energy, Inc.	31,084
776	ONEOK, Inc.	41,089
893	Pepco Holdings, Inc.	18,351
1,584	PG&E Corp.	72,690
404	Pinnacle West Capital Corp.	23,796
2,065	PPL Corp.	65,605
1,810	Public Service Enterprise Group, Inc.	61,160
502	SCANA Corp.	26,059
778	Sempra Energy	68,176
3,117	Southern Co. (The)	139,766
732	TECO Energy, Inc.	12,934
817	Wisconsin Energy Corp.	35,523
1,808	Xcel Energy, Inc.	54,150
		1,766,227
	Total Common Stocks and Other Equity Interests (Cost $50,836,199)	53,950,203

	Money Market Fund - 8.7%
5,414,338	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $5,414,338)	5,414,338

	Total Investments (Cost $56,250,537)(c)-95.6%	59,364,541
	Other assets less liabilities(d)-4.4%	2,705,955
	Net Assets-100.0%	$62,070,496

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in, and earnings from, the investment in Invesco Ltd. for the period December 4, 2012 (Commencement Date) through July 31, 2013.

				Change in
	Value	Purchase	Proceeds	Unrealized	Realized	Value	Dividend
	December 4, 2012†	at Cost	from Sale	Appreciation	Gain	July 31, 2013	Income
Invesco Ltd.	$—	$54,294	$(2,984)	$2,426	$21	$53,757	$232

† Commencement of investment operations

(c) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $3,114,004 which consisted of aggregate gross unrealized appreciation of $3,277,180 and aggregate gross unrealized depreciation of $163,176.

(d) Includes net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open Futures Contracts

				Unrealized
		Expiration	Value	Appreciation
S&P 500® Downside Hedged Portfolio Contracts	Number of Contracts	Date/Commitment	July 31, 2013	(Depreciation)
U.S. 10 Year Bond Spread Futures	67	August-2013/Long	$931,300	$(136,891)
U.S. 10 Year Bond Spread Futures	37	September-2013/Long	569,800	(23,033)
Three Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	78	September-2013/Long	6,553,950	76,318
			$8,055,050	$(83,606)

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The depreciation on futures contracts held in S&P 500® Downside Hedged Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Item 2.         Controls and Procedures.

(a)         The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/	Andrew Schlossberg
Andrew Schlossberg
President

Date:		September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Andrew Schlossberg
Andrew Schlossberg
President

Date:		September 25, 2013

By:	/s/	Steven Hill
Steven Hill
Treasurer

Date:		September 25, 2013